Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) recognized in other comprehensive income during the period		€ 51	€ (288)
Reclassification in financial result for the period		(10)	(79)
Reclassification in operating income for the period		(3)	(1)
Reclassification in initial carrying amount of hedged item		11	4
Other comprehensive income, before tax, cash flow hedges	€ (67)	€ 49	€ (364)